Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Balance Sheet information of RONG360's VIE
Cash and cash equivalents					$ 237,279	¥ 1,543,811
Accounts receivable, net					27,987	182,090
Prepayments and other current assets					24,749	161,027
Property and equipment, net					2,915	18,966
Total assets					294,101	1,913,515
Accounts payable					27,262	177,373
Advances from customers					10,995	71,538
Accrued expenses and other current liabilities					11,195	72,839
Total liabilities					57,644	375,053
Accounts receivable, amounts billed through RONG360						141,190	57,536
Results of operations of the VIEs and its subsidiaries
Total revenue	222,211	1,445,773
Net (loss)/income	(31,066)	(202,125)	(182,125)	¥ (196,174)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(4,319)	(28,099)
Net cash used in investing activities	(2,893)	(18,823)
Net cash provided by/(used in) financing activities	247,745	1,611,903
Net increase in cash and cash equivalents	237,279	1,543,811
Cash and cash equivalents at beginning of the year
Cash and cash equivalents at end of the year	237,279	1,543,811
Consolidated variable interest entity ("VIE")
Balance Sheet information of RONG360's VIE
Accounts payable						0
Advances from customers						491
Accrued expenses and other current liabilities						2,266
Predecessor
Balance Sheet information of RONG360's VIE
Cash and cash equivalents
Accounts receivable, net							57,536
Prepayments and other current assets							50,415
Property and equipment, net							4,591
Total assets							134,483
Accounts payable							32,433
Advances from customers							18,149
Accrued expenses and other current liabilities							29,445
Total liabilities							81,876
Results of operations of the VIEs and its subsidiaries
Total revenue			356,387	168,373
Net (loss)/income		(27,415)	(182,125)	(196,174)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities			(239,129)	(158,856)
Net cash used in investing activities			(4,352)	(4,858)
Net cash provided by/(used in) financing activities			243,481	163,714
Net increase in cash and cash equivalents
Cash and cash equivalents at beginning of the year
Cash and cash equivalents at end of the year
Predecessor | Consolidated variable interest entity ("VIE")
Balance Sheet information of RONG360's VIE
Accounts payable							11,292
Advances from customers							4,051
Accrued expenses and other current liabilities							2,305
RONG360 Inc. | Predecessor | Consolidated variable interest entity ("VIE")
Balance Sheet information of RONG360's VIE
Cash and cash equivalents	127	826			127	826
Accounts receivable, net					2,761	17,966	8,075
Amount due from the subsidiaries of the Group					13,911	90,510
Prepayments and other current assets					24	154	6,830
Property and equipment, net					1,261	8,206	3,970
Total assets					18,084	117,662	18,875
Accounts payable							11,292
Advances from customers					75	491	4,051
Tax payable					47	305	87
Amounts due to the subsidiaries of the Group							124,215
Accrued expenses and other current liabilities					348	2,266	2,305
Total liabilities					$ 470	3,062	141,950
Accounts receivable, amounts billed through RONG360						¥ 15,356	¥ 8,075
Results of operations of the VIEs and its subsidiaries
Total revenue	62,777	408,445	30,054	46,362
Net (loss)/income	35,624	231,781	(43,866)	(5,770)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	5,380	35,002	(39,240)	2,133
Net cash used in investing activities	(1,088)	(7,076)	(2,266)	(3,700)
Net cash provided by/(used in) financing activities	(4,165)	(27,100)	¥ 41,506	¥ 1,567
Net increase in cash and cash equivalents	127	826
Cash and cash equivalents at end of the year	$ 127	¥ 826